INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
Schedule of Inventories
Inventories consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Raw materials	943,958,480	856,151,730
Work-in-progress	809,571,580	1,247,357,915
Finished goods	2,719,984,637	2,170,220,346
Total	4,473,514,697	4,273,729,991